Goodwill and intangible assets - Key assumptions used in calculating the recoverable amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 605,496	$ 538,825	$ 69,326
Impairment of goodwill	$ 3,181
Arizona CGU
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Value Growth Rate	3.00%
Discount Rate	14.00%
Recoverable Amount	$ 321,440
Connecticut CGU
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Value Growth Rate	3.00%
Discount Rate	15.00%
Recoverable Amount	$ 146,820
Florida CGU
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Value Growth Rate	3.00%
Discount Rate	15.00%
Recoverable Amount	$ 619,940
Illinois CGU
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Value Growth Rate	3.00%
Discount Rate	14.00%
Recoverable Amount	$ 287,630
Maryland CGU
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Value Growth Rate	3.00%
Discount Rate	16.00%
Recoverable Amount	$ 209,930
Massachusetts CGU
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Value Growth Rate	3.00%
Discount Rate	14.00%
Recoverable Amount	$ 131,320
Michigan CGU
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Value Growth Rate	3.00%
Discount Rate	14.00%
Recoverable Amount	$ 25,870
Nevada CGU
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Value Growth Rate	3.00%
Discount Rate	14.00%
Recoverable Amount	$ 84,480
New Jersey CGU
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Value Growth Rate	3.00%
Discount Rate	16.00%
Recoverable Amount	$ 1,248,690
Ohio CGU
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Value Growth Rate	3.00%
Discount Rate	14.00%
Recoverable Amount	$ 71,590
Pennsylvania CGU
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Value Growth Rate	3.00%
Discount Rate	14.00%
Recoverable Amount	$ 512,450
Emmac CGU
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Value Growth Rate	3.00%
Discount Rate	18.00%
Recoverable Amount	$ 442,989
Select CGU
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Value Growth Rate	3.00%
Discount Rate	15.00%
Recoverable Amount	$ 873,990